Corporate Development and General and Administrative (Tables)	12 Months Ended
Dec. 31, 2018
Corporate Development And General And Administrative Table
Schedule of corporate development and general and administrative
	Years ended December 31,
	2018	2017	2016

Corporate Development:
Corporate advisory	$-	$13	$69
Geology and technical review	26	21	22
Legal	-	5	7
Salaries and remuneration	1	-	3
Sundry	-	-	4
Travel and transportation	22	18	31
	$49	$57	$136

General and Administrative:
Accounting, audit and tax	$36	$39	$27
Legal	15	16	29
Office and sundry	56	67	53
Regulatory	50	70	53
Rent	66	44	31
	$223	$236	$193